The Company You Keep®	New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
(212) 576-4958
E-Mail: trina_sandoval@newyorklife.com

Trina Sandoval
Associate General Counsel

VIA EDGAR

February 11, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account-III

Form N-4 Registration Statement

File Nos. 333-219399 and 811-08904

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account-III is Post-Effective Amendment No. 5 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 192 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under New York Life Premier Variable Annuity – FP Series.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act. The purpose of the Amendment is to reflect: (i) the lowering of fees for certain optional benefit riders and (ii) adding disclosure regarding the reinstatement of the asset allocation model program. We have also made additional updating changes.

All changes will be effective as of May 1, 2019. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments on this Amendment, through a subsequent amendment filed pursuant to Rule 485(b) in April 2019.

If you have any questions, please call me at (212) 576-4958.

Very truly yours,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel